Notes Payable (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about borrowings [line items]
Total	$ 12,257	$ 13,493
Less current portion		(1,600)
Long-term	12,257	11,893
Dreamweavers.
Disclosure of detailed information about borrowings [line items]
Total	57	78
Term loans
Disclosure of detailed information about borrowings [line items]
Total		1,600
Government loan
Disclosure of detailed information about borrowings [line items]
Total	188	126
Notes payable
Disclosure of detailed information about borrowings [line items]
Total	$ 12,012	11,650
Long-term contract liability
Disclosure of detailed information about borrowings [line items]
Total		$ 39